Stock Options	12 Months Ended
Apr. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Options

10.        Stock options

On June 10, 2009, the Board of Directors approved the Company’s 2009 stock option plan, whereby the Company could grant up to 5,000,000 options to its directors, officers, employees and key consultants.  No options have been issued under the 2009 plan. The exercise price of each option is $0.05 and an option’s term is ten years.

On October 22, 2011, the Board of Directors approved the Company’s 2011 stock option plan for 22,000,000 incentive stock options, to be granted to our directors, officers, employees and/or consultants, with the option prices, vesting and other terms to be determined upon grant by the administrator(s) thereof. A total of 16,000,000 stock options have been granted under the plan to vest immediately, of which 12,000,000 were granted to each of the officers and directors as disclosed above and 4,000,000 were granted to a consultant of the Company, leaving a total of 6,000,000 stock options yet to be granted under the 2011 plan. The exercise price of the options is $0.05 per share of common stock and the term of the option’s granted is ten years from the date of grant.  The Company recorded the value of the stock options granted in the amount of $320,000 in stock-based compensation expense using the Black-Scholes option pricing model.

The following summarizes the status of the stock option plan as of April 30, 2012, and the changes during the fiscal year ended April 30, 2012:

	April 30, 2012		April 30, 2011
	Stock options	Weighted Average Exercise price	Stock options	Weighted Average Exercise price

Outstanding, beginning of year	-	$-	-	$-
Granted	16,000,000	0.05	-
Outstanding, end of year	16,000,000	$0.05	-	$-
Exercisable, end of year	16,000,000	$0.05	-	$-

As at April 30, 2012, the stock options have a weighted average remaining life of 9.48 years with additional information as follows:

Grant Date	Stock Options	Exercise Price	Expiry Date
October 22, 2011	16,000,000	$ 0.05	October 22, 2021

The compensation expense for options granted was determined based on the fair value of the stock options at the grant date with the following assumptions:

2012
Volatility rate	420.78%
Risk-free interest rate	2.23%
Dividend yield rate	0.0%
Weighted average life	10 year
Weighted average fair value per option granted	$0.02